Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables
9.	Trade and other receivables

	December 31,
	2018	2017
Trade and other receivables with customers:	1,039,373	894,996
Trade and other receivables with others	42,406	26,357

	1,081,779	921,353
Provision for expected credit losses	(12,723)	(6,925)

	1,069,056	914,428

The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2018	2017
Balance at the beginning of the year	6,925	5,339
Increases	7,505	2,358
Reversals	(1,707)	(772)

Balance at the end of the year	12,723	6,925

The aging of accounts receivables are as follows:

	December 31,
	2018	2017
Not yet due	1,025,211	747,324
Up to 90 days	43,845	167,104
Over 91 days	12,723	6,925

	1,081,779	921,353

Accounts receivable from credit card companies are received in installments of up to twelve months. Installment receivables which are due more than 60 days amounted to R$691,839 at December 31, 2018 (December 31, 2017 – R$573,564). Average days-sales-outstanding was 37 days for the year ended December 31, 2018 (December 31, 2017—36 days). Generally, interest is charged on sales receivable in installments with more than six and ten monthly payments for domestic and international flights, respectively.

The Company enters into factoring transactions with banks or credit card management companies, in order to obtain funds for working capital. During the year ended December 31, 2018 the Company factored accounts receivable from credit cards with a face value of R$2,553,188 (December 31, 2017—R$3,153,785). Because these receivables are from credit card companies and present a low credit risk, we were able to sell these receivables without any recourse to the Company in the event of default by the customers. As such, the accounts receivable were derecognized in full and the discount interest cost recognized in the statement of net income, under financial expenses, for an amount of R$10,414 for the year ended December 31, 2018 (December 31, 2017—R$35,351).